Subsequent Events (Tables)	12 Months Ended
Aug. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
The following details each tranche of notes issued on September 13, 2012:

Notes Issued (in Millions)	Maturity Date	Interest Rate	Interest Payment Dates
$550	March 13, 2014	Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points	March 13, June 13, September 13 and December 13; commencing on December 13, 2012
750	March 13, 2015	Fixed 1.00%	March 13 and September 13; commencing on March 13, 2013
1,000	September 15, 2017	Fixed 1.80%	March 15 and September 15; commencing on March 15, 2013
1,200	September 15, 2022	Fixed 3.10%	March 15 and September 15; commencing on March 15, 2013
500	September 15, 2042	Fixed 4.40%	March 15 and September 15; commencing on March 15, 2013
$4,000